Putnam Investments
100 Federal Street
Boston, MA 02110
April 16, 2019

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:	Proxy Materials for Putnam Sustainable Leaders Fund (Reg. No. 033-35576) (811-06128) (the “Fund”)

Ladies and Gentlemen:

We are transmitting for filing via the EDGAR system preliminary proxy materials in connection with a special meeting of shareholders of the Fund to be held on July 17, 2019. Please contact the undersigned at (617) 760-0044 with any questions about the materials.

Very truly yours,

/s/ Caitlin E. Robinson, Esq
Counsel

cc: James Thomas, Esq. Ropes & Gray LLP